ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Taoping Inc. (f/k/a China Information Technology, Inc.), together with its subsidiaries (the “Company”), is a provider of cloud-based technologies for Smart City IoT platforms, digital advertising delivery, and other internet-based information distribution systems in China. Its Internet ecosystem enables all participants of the new media community to efficiently promote branding, disseminate information, and exchange resources. In addition, the Company provides a broad portfolio of software and hardware with fully integrated solutions, including information technology infrastructure, Internet-enabled display technologies, and IoT platforms to customers in government, education, residential community management, media, transportation, and other private sectors.

In May 2018, we changed our corporate name from “China Information Technology Inc.” to “Taoping Inc.”, to reflect our current business operations in the new media and IoT industries. In 2021, Information Security Tech International Co. Ltd. (“IST HK”), one of the Company’s Hong Kong subsidiaries then, changed its corporate name to Taoping Group (China) Ltd. to reflect the Company’s current corporate structure to be in line with the new business strategies. As listed in the table below, these services are provided through the Company’s operating subsidiaries, primarily in Hong Kong and mainland China.

In June 2021, the Company consummated an acquisition of 100% of the equity interest of Taoping New Media Co., Ltd (“TNM”), a leading media operator in China’s out-of-home digital advertising industry. Mr. Jianghuai Lin, the Chairman and CEO of the Company, who then owned approximately 24.6% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM focuses on digital life scenes and mainly engaged in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. The acquisition of TNM is expected to enhance the Company’s presence in the new media and advertising sectors.

In 2021, the Company launched blockchain related new business in cryptocurrency mining operations and newly established subsidiaries in Hong Kong to supplement its diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. However, due to the decreased output and the highly volatile cryptocurrency market, the Company had ceased the operation of cryptocurrency mining business by December 2022, and continues to focus the efforts on its digital adverting, smart display and the newly added smart community and related businesses.

As the cessation of the operation of cryptocurrency mining business represent a strategic shift in the Company’s strategy that will have a major effect on the Company’s operations and financial results, the operations of cryptocurrency mining business have been presented as “discontinued operations” in the Company’s consolidated financial statements. See Note 10.

In September 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC Technology Group Co., Ltd. (“iASPEC”). Upon closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company.

In January 2022, the Company completed the acquisition of 100% equity interest of ZJIOT, aiming to accelerate the Company’s smart charging pile and digital new media businesses in East China.

As a result of the Company’s business transformation and its exit from the TIT business, the Company disposed of 100% equity interests of iASPEC (excluding iASPEC’s subsidiaries) which mainly conducted the Company’s TIT business to an unrelated third party for nil consideration on June 7, 2022. The disposition resulted in a total recorded income of approximately $3.0 million for the Company for the year ended December 31, 2022.

The Company disposed of 100% equity interests of TDL to an unrelated third party for nil consideration on September 6, 2023, and disposed of 100% equity interests of TDAL and TCL (including their respective subsidiary) to an unrelated third party for nil consideration on October 27, 2023. The disposition resulted in a total recorded loss of $16,184 for the Company for the year ended December 31, 2023.

In May 2023, the Company established a subsidiary Taoping EP Holdings (Shenzhen) Co., Ltd. with a majority stake of 51%, to explore the new off-grid wastewater treatment business line.

In September 2023, the Company acquired 80% equity from other shareholders of Fujian Taoping Investment Co., Ltd. with nil consideration, to expand its digital advertising and other businesses in Fujian Province. As a result of the acquisition, the Company currently owns 100% of Fujian Taoping Investment Co, Ltd.

In November 2023, the Company established a subsidiary Taoping (Guangxi) EP Tech Co., Ltd. to expand its wastewater treatment business in Guangxi Province.

In April 2024, the Company established a subsidiary Taoping Industrial (Yunnan) Co., Ltd. to explore business of cross-border trades and services in Yunnan Province.

In June 2024, ZJIOT was dissolved as a result of the Company’s business realignment.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The following table lists our subsidiaries as of the respective date as indicated below.

Entities	Subsidiaries	June 30, 2024 % owned	December 31, 2023 % owned	December 31, 2022 % owned	Location

Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Digital Assets (Asia) Limited (TDAL)	Subsidiary	-	-	100%	Hong Kong, China
Taoping Digital Assets (Hong Kong) Limited (TDL)	Subsidiary	-	-	100%	Hong Kong, China
Taoping Capital Limited (TCL)	Subsidiary	-	-	100%	Hong Kong, China
Kazakh Taoping Operation Management Co. Ltd. (KTO)	Subsidiary	-	-	100%	Kazakhstan
Kazakh Taoping Data Center Co. Ltd. (KTD)	Subsidiary	-	-	100%	Kazakhstan
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Tech. (Chenzhou) Co., Ltd. (TCTCZ)	Subsidiary	-	-	100%	Chenzhou, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	100%	100%	100%	Jiangsu, China
Zhenjiang Taoping IoT Tech. Co., Ltd. (ZJIOT)	Subsidiary	-	100%	100%	Zhenjiang, China
Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)	Subsidiary	51%	51%	-	Shenzhen, China
Fujian Taoping Investment Co., Ltd. (FJTI)	Subsidiary	100%	100%	-	Fujian, China
Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT)	Subsidiary	100%	100%	-	Guangxi, China
Taoping Industrial (Yunnan) Co., Ltd. (TIYN)	Subsidiary	100%	-	-	Yunnan, China

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Dissolution of the Variable Interest Entity Structure

iASPEC was a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company used to operate the restricted aspect of its business through iASPEC.

In September 2021, we dissolved the variable interest entity structure by exercising the purchase option under certain Option Agreement among IST, iASPEC and its shareholders, to purchase all of the equity interests in iASPEC at an aggregate exercise price of $1,800,000. On September 18, 2021, Taoping Inc. and IST entered into an equity transfer agreement with iASPEC and iASPEC’s then sole shareholder, Mr. Lin, under which Mr. Lin sold and transferred to IST all of the equity interests in and any and all rights and benefits relating thereto of iASPEC in exchange for 61,225 unregistered ordinary shares of Taoping Inc., as determined by dividing $1,800,000 by the volume-weighted average closing price of ordinary shares for the consecutive five (5) trading days immediately prior to September 18, 2021. The parties thereafter completed the equity transfer through applicable PRC governmental registration(s).

Upon the closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company. The amended and restated MSA was automatically terminated.

Going Concern and Management’s Plans

As a result of the recovery of the market conditions and customer demands, as well as the Company’s continued efforts in diversifying applications of its innovative Taoping smart cloud, the Company’s revenue achieved 28.4% period-over-period increase in the first half of 2024. The Company incurred a net income of approximately $0.6 million for the six months ended June 30, 2024, improved from a net loss of $1.8 million for the same period of 2023. The Company reported negative cash flows from operations of approximately $2.5 million for the six months ended June 30, 2024, compared to negative cash flows of $0.7 million from operations for the same period of 2023. The negative operating cash flow was primarily attributable to the increase in inventories and advances to suppliers. As of June 30, 2024, the Company had a working capital surplus of approximately $9.2 million, compared to a working capital surplus of $5.2 million as of December 31, 2023.

The Company will continue to focus its efforts on the digital advertising and other cloud-based and AI-related products and applications. Furthermore, its two core competencies, the Taoping national sales network and the highly scalable and compatible cloud platform, and its strong software development capability, make it a valued partner by many other smart-community customers and solution providers. In addition to seeking strategic acquisition to expand its digital advertising business, the Company continues to explore business opportunities in the smart community and new energy sectors. Starting from April 2023, the Company has entered into a series of long-term strategic cooperation agreements with various customers to provide Taoping’s cloud-based intelligent product solutions, including smart large screen, and the newly-launch Al-powered smart display terminal, which are expected to generate revenue and operating cashflow for the Company for years going forward.

If the Company’s execution of business strategies is not successful in addressing its current financial concerns, additional capital raise from issuing equity security or debt instrument or additional loan facility may occur to support required cash flows. The Company’s existing $8.0 million revolving bank loan, which was collateralized with the Company’s office property, provides important capital support for its operation. In addition, the Company has renewed bank facilities valued at approximately $1.8 million in July 2024, and is in the process of renewing the other bank facility line. In addition, on July 17, 2023, the Company entered into both a public standby equity purchase agreement and a private standby equity purchase agreement with an investor. Pursuant to the agreements, the Company has the right, but not the obligation, to sell to the investor up to $1,000,000 and $10,000,000, respectively, of its ordinary shares, within 24 months and 36 months, respectively, from the date of the agreements. As of August 31, 2024, the Company had received a total of approximately $5.0 million in gross proceeds under these two equity line financings. In conclusion, the Company believes that it has the ability to raise needed capital to fund its operations and business growth, and is able to operate as a going concern.

However, the Company can make no assurances that financing will be available for the amounts we need, or on terms commercially acceptable to us, if at all. If one or all of these events do not occur or subsequent capital raise was insufficient to bridge financial and liquidity shortfall, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS